

CĪON Investment Corporation ("CĪON")

Portfolio Holdings: Q2 2014

As of June 30, 2014

CĪON Investment Management, LLC manages CĪON Investment Corporation ("CĪON"), which is currently offering up to 100,000,000 shares of common stock. This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. This portfolio holdings fact sheet is sales and advertising literature and must be preceded or accompanied by and read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. Additional copies of the prospectus may be obtained by contacting ICON Investments at 800.435.5697 or by visiting www.cioninvestmentcorp.com.

This portfolio holdings fact sheet reflects CĪON's holdings as of the date indicated above. There is no assurance that additional similar transactions will be available to CĪON or that CĪON's investment portfolio composition going forward will be as described herein. Please read the CĪON prospectus, including the "Risk Factors" section, prior to making any investment decision and consider the risks, charges, expenses, and the other important information described therein.

Risks and limitations include, but are not limited to, the following: collateral securing senior secured loans may decrease in value; investment concentration risk; returns may be adversely affected by slow economic recovery as well as the downgrade in the US credit rating; value uncertainty of portfolio investments; share repurchase price may be lower than initial purchase price; portion of distributions may be a return of capital for tax purposes; management decisions may be subject to conflicts of interest; limited liquidity of shares; interest rate fluctuations may negatively impact floating rate investments; magnified losses may result due to leveraging; possible significant fluctuation of net asset value.

CĪON Investment Corporation ("CĪON") is a non-traded business development company, or BDC, that focuses on middle market loans. CĪON seeks to generate current income, and to a lesser extent, capital appreciation. CĪON offers investors the opportunity to invest primarily in the senior secured debt of private and thinly-traded[1] U.S. middle market companies, which we define as U.S. companies with annual EBITDA[2] of $50 million or less.

APOLLO

CĪON intends to create value for investors by drawing on the experience and infrastructure of its adviser – CĪON Investment Management, LLC, an ICON Investments company – and its sub-adviser – Apollo Investment Management, L.P., a subsidiary of Apollo Global Management, LLC, a leading global alternative investment manager.

1. Thinly-traded companies are companies whose securities are typically traded in low volumes and often have a limited number of interested buyers and sellers.
2. Earnings before interest, taxes, depreciation and amortization.

SUITABILITY:

- Net worth of $70,000, plus $70,000 of annual gross income; or
- Net worth of $250,000

In addition to general suitability requirements, there are state-specific suitability requirements that must be met. For complete information, please refer to the suitability section of the prospectus. Net worth requirements are exclusive of home, home furnishings and automobiles.

INVESTMENT MINIMUM:

$5,000

INVESTMENT COMPOSITION[3]

- 1st Lien Senior Secured Loans........ 65.26%
- 2nd Lien Senior Secured Loans....... 28.45%
- Senior Secured Bonds......................... 0%
- Subordinated Debt.............................. 0%
- Collateralized Securities................. 6.29%
- Equity... 0%



FLOATING/FIXED RATE BREAKDOWN

- Floating Rate Investments ... 99.40%
- Fixed Rate Investments 0.60%



PORTFOLIO HOLDINGS

Please note that rates are not indicative of CĪON's performance.

COMPANY NAME	INDUSTRY	WEIGHTING[3]	RATE[4,5]	LIBOR/PRIME FLOOR[6]	MATURITY DATE
1ST LIEN SENIOR SECURED LOANS: 65.26%					
PSC Industrial Outsourcing , LP	Energy: Oil & Gas	2.89%	LIBOR+4.50%	1.00% LIBOR Floor	5/15/2020
American Residential Services, LLC	Construction & Building	2.36%	LIBOR+4.50%	1.00% LIBOR Floor	6/30/2021
LTI Flexible Products, Inc.	Consumer Goods: Durable	2.16%	LIBOR+4.50%	1.00% LIBOR Floor	5/1/2021
BRG Sports, Inc.	Consumer Goods: Durable	2.14%	LIBOR+5.50%	1.00% LIBOR Floor	4/15/2021
SK Spice S.Á.R.L	Chemicals, Plastics & Rubber	2.10%	LIBOR+8.25%	1.25% LIBOR Floor	9/30/2018
US Joiner Holding Company	Capital Equipment	2.05%	LIBOR+6.00%	1.00% LIBOR Floor	4/16/2020
Smile Brands Group, Inc.	Healthcare & Pharmaceuticals	2.00%	LIBOR+6.25%	1.25% LIBOR Floor	8/16/2019
F+W Media, Inc.	Media: Diversified & Production	1.98%	LIBOR+6.50%	1.25% LIBOR Floor	6/30/2019
Steward Health Care System, LLC	Healthcare & Pharmaceuticals	1.92%	LIBOR+5.50%	1.25% LIBOR Floor	4/10/2020
Charming Charlie, LLC	Retail	1.83%	LIBOR+8.00%	1.00% LIBOR Floor	12/18/2019
Photonis Technologies SAS	Aerospace & Defense	1.82%	LIBOR+7.50%	1.00% LIBOR Floor	9/18/2019
ABRA, Inc.	Automotive	1.73%	LIBOR+6.00%	1.25% LIBOR Floor	5/10/2018
LTCG Holdings Corp.	Services: Business	1.73%	LIBOR+5.00%	1.00% LIBOR Floor	6/6/2020
ECI Acquisition Holdings, Inc.	High Tech Industries	1.69%	LIBOR+6.25%	1.00% LIBOR Floor	3/11/2019
Marine Acquisition Corp.	Capital Equipment	1.65%	LIBOR+4.25%	1.00% LIBOR Floor	1/30/2021
Indra Holdings Corp.	Retail	1.53%	LIBOR+4.25%	1.00% LIBOR Floor	5/1/2021
Hemisphere Media Holdings, LLC	Media: Broadcasting & Subscription	1.52%	LIBOR+5.00%	1.25% LIBOR Floor	7/30/2020
inVentiv Health, Inc.	Healthcare & Pharmaceuticals	1.52%	LIBOR+6.00%	1.50% LIBOR Floor	8/4/2016
Polyconcept Finance B.V.	Consumer Goods: Non-Durable	1.51%	LIBOR+4.75%	1.25% LIBOR Floor	6/28/2019
ABG Intermediate Holdings 2 LLC	Retail	1.42%	LIBOR+4.50%	1.00% LIBOR Floor	5/27/2021
Safe-Guard Products International, LLC	Banking, Finance, Insurance & Real Estate	1.42%	LIBOR+6.00%	1.25% LIBOR Floor	12/21/2018
SI Organization, Inc., The	Services: Business	1.41%	LIBOR+4.75%	1.00% LIBOR Floor	11/23/2019
American Tire Distributors, Inc.	Automotive	1.40%	LIBOR+4.75%	1.00% LIBOR Floor	6/1/2018
Travel Leaders Group, LLC	Services: Consumer	1.39%	LIBOR+6.00%	1.00% LIBOR Floor	12/5/2018
Western Dental Services, Inc.	Healthcare & Pharmaceuticals	1.27%	LIBOR+5.00%	1.00% LIBOR Floor	11/1/2018
CHI Overhead Doors, Inc.	Construction & Building	1.23%	LIBOR+4.25%	1.25% LIBOR Floor	3/18/2019
Insight Pharmaceuticals, LLC	Healthcare & Pharmaceuticals	1.20%	LIBOR+5.00%	1.25% LIBOR Floor	8/25/2016

COMPANY NAME	INDUSTRY	WEIGHTING[3]	RATE[4,5]	LIBOR/PRIME FLOOR[6]	MATURITY DATE
1ST LIEN SENIOR SECURED LOANS: 65.26% (CONTINUED)					
Emmis Operating Company	Media: Broadcasting & Subscription	1.03%	LIBOR+4.75%	1.00% LIBOR Floor	6/10/2021
Trimark USA, LLC	Beverage, Food & Tobacco	1.03%	LIBOR+6.25%	1.00% LIBOR Floor	5/11/2019
Aquilex, LLC	Chemicals, Plastics & Rubber	1.02%	LIBOR+4.00%	1.00% LIBOR Floor	12/31/2020
Arc Document Solutions, Inc.	Services: Business	0.97%	LIBOR+5.25%	1.00% LIBOR Floor	12/20/2018
Hyperion Finance S.à r.l.	Banking, Finance, Insurance & Real Estate	0.92%	LIBOR+4.75%	1.00% LIBOR Floor	10/17/2019
BBTS Borrower, LP	Energy: Oil & Gas	0.92%	LIBOR+6.50%	1.25% LIBOR Floor	6/4/2019
Accruent, LLC	High Tech Industries	0.92%	LIBOR+4.50%	1.25% LIBOR Floor	11/25/2019
TOPPS Company, Inc., The	Consumer Goods: Non-Durable	0.89%	LIBOR+6.00%	1.25% LIBOR Floor	10/2/2018
Infogroup Inc.	Media: Advertising, Printing & Publishing	0.89%	LIBOR+6.00%	1.50% LIBOR Floor	5/26/2018
Azure Midstream Energy, LLC	Energy: Oil & Gas	0.88%	LIBOR+5.50%	1.00% LIBOR Floor	11/15/2018
ILC Industries, LLC	Consumer Goods: Non-Durable	0.88%	LIBOR+6.50%	1.50% LIBOR Floor	7/11/2018
Bluestem Brands, Inc.	Retail	0.82%	LIBOR+6.50%	1.00% LIBOR Floor	12/6/2018
TASC, Inc.	Services: Business	0.72%	LIBOR+5.50%	1.00% LIBOR Floor	5/23/2020
Amneal Pharmaceuticals, LLC	Healthcare & Pharmaceuticals	0.69%	LIBOR+4.75%	1.00% LIBOR Floor	11/1/2019
Survey Sampling International, LLC	Services: Business	0.66%	LIBOR+4.50%	1.00% LIBOR Floor	12/12/2019
inVentiv Health, Inc.	Healthcare & Pharmaceuticals	0.51%	LIBOR+6.25%	1.50% LIBOR Floor	5/15/2018
Distribution International, Inc.	Construction & Building	0.51%	LIBOR+6.50%	1.00% LIBOR Floor	7/16/2019
SRA International	High Tech Industries	0.47%	LIBOR+5.25%	1.25% LIBOR Floor	7/20/2018
Vince, LLC	Consumer Goods: Non-Durable	0.45%	LIBOR+5.00%	1.00% LIBOR Floor	11/27/2019
Packaging Coordinators, Inc.	Containers, Packaging & Glass	0.41%	LIBOR+4.25%	1.25% LIBOR Floor	5/10/2020
GTCR Valor Companies, Inc.	High Tech Industries	0.39%	LIBOR+5.00%	1.00% LIBOR Floor	5/30/2021
Sutherland Global Services	Services: Business	0.39%	LIBOR+6.00%	1.25% LIBOR Floor	3/6/2019
Travelport, LLC	Hotel, Gaming & Leisure	0.33%	LIBOR+5.00%	1.25% LIBOR Floor	6/26/2019
Collision Holding Company, LLC	Automotive	0.32%	LIBOR+7.75%	1.25% LIBOR Floor	5/10/2018
Sprint Industrial Holdings, LLC	Energy: Oil & Gas	0.30%	LIBOR+5.75%	1.25% LIBOR Floor	5/14/2019
Active Network, Inc., The	High Tech Industries	0.26%	LIBOR+4.50%	1.00% LIBOR Floor	11/13/2020
Peppermill Casinos, Inc.	Hotel, Gaming & Leisure	0.21%	LIBOR+6.00%	1.25% LIBOR Floor	11/9/2018
Cyanco Intermediate Corp.	Chemicals, Plastics & Rubber	0.20%	LIBOR+4.50%	1.00% LIBOR Floor	5/1/2020
Caraustar Industries, Inc.	Forest Products & Paper	0.19%	LIBOR+6.25%	1.25% LIBOR Floor	5/1/2019
Deluxe Entertainment Services Group, Inc.	Media: Diversified & Production	0.11%	LIBOR+5.50%	1.00% LIBOR Floor	2/28/2020
VFH Parent, LLC	Banking, Finance, Insurance & Real Estate	0.10%	LIBOR+4.50%	1.25% LIBOR Floor	11/8/2016
2ND LIEN SENIOR SECURED LOANS: 28.45%					
Mergermarket USA, Inc.	Services: Business	1.83%	LIBOR+6.50%	1.00% LIBOR Floor	2/4/2022
Genex Holdings, Inc.	Services: Business	1.64%	LIBOR+7.75%	1.00% LIBOR Floor	5/30/2022
Landslide Holdings, Inc.	Services: Business	1.52%	LIBOR+7.25%	1.00% LIBOR Floor	2/25/2021
Dialysis Newco, Inc.	Healthcare & Pharmaceuticals	1.49%	LIBOR+6.75%	1.00% LIBOR Floor	10/22/2021
Evergreen Skills Lux S.À.R.L.	High Tech Industries	1.47%	LIBOR+6.75%	1.00% LIBOR Floor	4/28/2022
PFS Holding Corporation	Retail	1.42%	LIBOR+7.25%	1.00% LIBOR Floor	1/31/2022
MSC.Software Corporation	High Tech Industries	1.42%	LIBOR+7.50%	1.00% LIBOR Floor	5/29/2021
SMG	Hotel, Gaming & Leisure	1.30%	LIBOR+8.25%	1.00% LIBOR Floor	2/27/2021
Chief Exploration & Development LLC	Energy: Oil & Gas	1.25%	Prime+5.50%	2.00% Prime Floor	5/16/2021
Global Tel*Link Corporation	Services: Business	1.13%	LIBOR+7.75%	1.25% LIBOR Floor	11/23/2020
Drew Marine Group, Inc.	Chemicals, Plastics & Rubber	1.04%	LIBOR+7.00%	1.00% LIBOR Floor	5/19/2021
Pelican Products, Inc.	Chemicals, Plastics & Rubber	1.04%	LIBOR+8.25%	1.00% LIBOR Floor	4/11/2021
Trimark USA, LLC	Beverage, Food & Tobacco	1.04%	LIBOR+9.00%	1.00% LIBOR Floor	8/12/2019
Emerald 3 Limited	Environmental Industries	1.03%	LIBOR+7.00%	1.00% LIBOR Floor	5/16/2022

COMPANY NAME	INDUSTRY	WEIGHTING[3]	RATE[4,5]	LIBOR/PRIME FLOOR[6]	MATURITY DATE
2ND LIEN SENIOR SECURED LOANS: 28.45% (CONTINUED)					
Elements Behavioral Health, Inc.	Healthcare & Pharmaceuticals	1.02%	LIBOR+8.25%	1.00% LIBOR Floor	2/11/2020
Tectum Holdings, Inc.	Automotive	0.94%	Prime+7.00%	2.00% Prime Floor	3/12/2019
Securus Technologies Holdings, Inc.	Telecommunications	0.93%	LIBOR+7.75%	1.25% LIBOR Floor	4/30/2021
Institutional Shareholder Services Inc.	Services: Business	0.80%	LIBOR+7.50%	1.00% LIBOR Floor	4/30/2022
American Residential Services LLC	Construction & Building	0.75%	LIBOR+8.00%	1.00% LIBOR Floor	12/31/2021
TASC, Inc	Services: Business	0.64%	12.00%	None	5/23/2021
Telx Group, Inc., The	High Tech Industries	0.62%	LIBOR+6.50%	1.00% LIBOR Floor	4/9/2021
Sheridan Holdings, Inc.	Healthcare & Pharmaceuticals	0.58%	LIBOR+7.25%	1.00% LIBOR Floor	12/20/2021
Active Network, Inc., The	High Tech Industries	0.55%	LIBOR+8.50%	1.00% LIBOR Floor	11/15/2021
Camp International Holding Company	Services: Business	0.43%	LIBOR+7.25%	1.00% LIBOR Floor	11/30/2019
Winebow Holdings, Inc.	Beverage, Food & Tobacco	0.36%	LIBOR+7.50%	1.00% LIBOR Floor	1/2/2022
Deltek, Inc.	Services: Business	0.34%	LIBOR+8.75%	1.25% LIBOR Floor	10/10/2019
SI Organization, Inc., The	Services: Business	0.31%	LIBOR+8.00%	1.00% LIBOR Floor	5/23/2020
WP CPP Holdings, LLC	Aerospace & Defense	0.30%	LIBOR+7.75%	1.00% LIBOR Floor	4/30/2021
Learfield Communications, Inc.	Media: Broadcasting & Subscription	0.30%	LIBOR+7.75%	1.00% LIBOR Floor	10/9/2021
Arysta LifeScience SPC, LLC	Chemicals, Plastics & Rubber	0.24%	LIBOR+7.00%	1.25% LIBOR Floor	11/30/2020
H.D. Vest, Inc.	Banking, Finance, Insurance & Real Estate	0.17%	LIBOR+8.00%	1.25% LIBOR Floor	6/18/2019
U.S. Renal Care, Inc.	Healthcare & Pharmaceuticals	0.17%	LIBOR+7.50%	1.00% LIBOR Floor	1/3/2020
GCA Services Group, Inc.	Services: Consumer	0.17%	LIBOR+8.00%	1.25% LIBOR Floor	11/1/2020
Telecommunications Management, LLC	Media: Broadcasting & Subscription	0.14%	LIBOR+8.00%	1.00% LIBOR Floor	10/30/2020
Del Monte Foods, Inc.	Beverage, Food & Tobacco	0.07%	LIBOR+7.25%	1.00% LIBOR Floor	7/26/2021
SUBORDINATED DEBT: 0%					
COLLATERALIZED SECURITIES: 6.29%					
CRAFT LTD Series 2013-1A Class Credit Linked Note	Diversified Financials	0.42%	LIBOR+9.25%	None	4/17/2020
CRAFT LTD Series 2013-1X Class Credit Linked Note	Diversified Financials	0.13%	LIBOR+9.25%	None	4/17/2020
CRAFT LTD Series 2014-1 Class Credit Linked Note	Diversified Financials	1.12%	LIBOR+9.65%	None	5/15/2019
Great Lakes CLO 2014-1, Ltd. Class E Notes	Diversified Financials	0.93%	LIBOR+5.25%	None	4/15/2025
Ivy Hill Middle Market Credit Fund VII, Ltd. Class E Notes	Diversified Financials	0.39%	LIBOR+5.65%	None	10/20/2025
Ivy Hill Middle Market Credit Fund VII, Ltd. Subordinated Notes	Diversified Financials	0.38%	Residual	None	10/20/2025
JFIN CLO 2014, Ltd. Class E Notes	Diversified Financials	0.46%	LIBOR+5.00%	None	4/20/2025
JPMorgan Chase Bank, N.A. Credit Link Note	Diversified Financials	1.03%	LIBOR+12.25%	None	12/20/2021
NXT Capital CLO 2014-1, LLC, Class E Notes	Diversified Financials	1.43%	LIBOR+5.50%	None	4/23/2026
EQUITY: 0%					

3. Information is based on the relative fair value of the underlying portfolio holdings.
4. London Interbank Offered Rate, or LIBOR, is an interest rate at which banks can borrow funds, in marketable size, from other banks in the London interbank market. Prime Rate is an interest rate that commercial banks charge their most credit-worthy customers. Residual cash flow is excess cash flow after payment of any fees/expenses and obligations related to senior notes, including interest and principal repayments.
5. Rate is the total interest rate on the loan, often based on LIBOR or Prime Rate, plus a margin, or residual cash flow.
6. Loans with a LIBOR or Prime Rate floor pay an interest rate of LIBOR or Prime Rate, plus a margin, so long as LIBOR or Prime Rate remain above the specified floor level. If however, LIBOR or Prime Rate fall below the floor, the interest rate is the floor level plus the applicable margin.

Data excludes short term investments, which represent an investment in a fund that invests in highly liquid investments with original maturity dates of three months or less, and, on a look through basis, includes Total Return Swap ("TRS") reference assets, which are owned and held by a counterparty to the TRS agreement. Percentages represent approximate figures.